13000796

NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, New York 10005

RECEIVED

MAR 14 2013

Washington, DC 20549

March 14, 2013

CERTNUS 001-31893

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To Whom It May Concern:

This is to certify that on March 12, 2013 the NYSE MKT LLC (the "Exchange") received from Aurizon Mines LTD. (the "Registrant"), a copy of the Registrant's application on Form 8-A12(b) for the registration of the following securities:

Common Share Purchase Rights

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely

Cynthia Melo

Cynthia Melo
Managing Director, Corporate Compliance
NYSE Regulation, Inc.